Annual Total Returns - Fidelity Freedom Blend Income Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend Income Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend Income Fund- Class Z6
Bar Chart Table:
Annual Return 2019	10.74%
Annual Return 2020	8.85%
Annual Return 2021	2.98%